Prepayments, Other Current Assets and Deposits - Summary of Prepayments and Other Current Assets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepayments	$ 136	824	968
Deposits for future lottery ticket purchase	9,236	55,911	45,055
Receivables from third party payment service providers	2,051	12,416	5,997
Receivables from lottery administration centers for winnings	2,623	15,880	5,960
Deferred sponsorship and advertising expenses	290	1,757	6,891
Others	1,237	7,485	3,788
Prepayments and other current assets, Total	$ 15,573	94,273	68,659